Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Condensed Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Jan. 01, 2017
Disclosure of associates [line items]
Current assets	$ 4,579	$ 3,421	[1]	$ 3,636	$ 4,273
Non-current assets	24,784	25,760	[1]	26,248	25,545
Total assets	29,363	29,181	[1]	29,884	29,818
Current liabilities	5,409	4,795	[1]	5,906	4,296
Non-current liabilities	13,130	13,333	[1]	13,380	16,132
Total liabilities	18,539	18,128	[1]	$ 19,286	$ 20,428
Total net assets	10,824	11,053
Associates [member]
Disclosure of associates [line items]
Current assets	982	849
Non-current assets	1,757	1,674
Total assets	2,739	2,523
Current liabilities	326	289
Non-current liabilities	898	879
Total liabilities	1,224	1,168
Total net assets	$ 1,515	$ 1,355

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.